Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combinations

	December 31, 2017	December 31, 2016
	$M	$M
Net cash flows on purchase of business:
Included in net cash flows from investing activities:
Consideration paid	4.3	0.5
Deferred consideration paid	1.4	—
Cash receipt on disposal of business	(0.1)	—
Cash acquired	—	(0.2)
	5.6	0.3